Note 12 - Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest on net equity, deductible and to be deductible	R$ 4,869.8
Deductible Interest on net equity	4,850.1
Tax impact of deductible interest in net equity	1,649.0
Unused provision reversed, other provisions	145.0	R$ 5.0
Total tax expense (income)	5,079.3	R$ 315.0	R$ 3,634.2
CRBS S.A. [member]
Statement Line Items [Line Items]
Total tax expense (income)	2,926.0
Tax expense (income), continuing operations, non-recurring, Federal Tax Amnesty Program	2,785.0
Tax expense (income), continuing operations, financial results, Federal Tax Amnesty Program	R$ 141.0